Segments (Details) - Schedule of Revenue by Major Customers and Reporting Segments - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Total segment revenue	$ 3,104	$ 2,649
Gross profit by Segment	2,313	1,852
Income (loss) from operations by Segment	(8,182)	(9,237)
Indoor Intelligence [Member]
Revenue, Major Customer [Line Items]
Total segment revenue	1,909	1,397	$ 14,614	$ 11,046
Gross profit by Segment	1,293	937	10,411	7,833
Income (loss) from operations by Segment	(8,116)	(9,013)
Saves [Member]
Revenue, Major Customer [Line Items]
Total segment revenue	718	734	2,775	2,938
Gross profit by Segment	619	493	1,781	2,072
Income (loss) from operations by Segment	(295)	(404)
Shoom [Member]
Revenue, Major Customer [Line Items]
Total segment revenue	477	518	2,029	2,011
Gross profit by Segment	401	422	$ 1,737	$ 1,716
Income (loss) from operations by Segment	$ 229	$ 180